LOANS PAYABLE (Tables)	3 Months Ended
Feb. 28, 2022
Schedule of loans payable balances and transactions

Credit Facility
$
Balance, November 30, 2020	493,087
Repayment - shares	(498,329)
Net exchange differences	5,242
Balance, November 30, 2021 and February 28, 2022	-